Note 15 - Receivables non-current	12 Months Ended
Dec. 31, 2025
Note 15 - Receivables non-current
Note 15 - Receivables non-current

15        Receivables non-current, net

	Year ended December 31,
	2025	2024
Employee advances and loans	10,612	9,120
Tax credits (*)	80,414	66,636
Receivables from related parties	1,142	69,843
Legal deposits	7,713	6,858
Advances to suppliers	31,279	37,434
Others	8,051	15,711
	139,211	205,602

(*)	As of December 31, 2025, and 2024, included approximately $48.7 million and $54.2 million, respectively, related to ICMS (Tax on Sales and Services) from Brazilian subsidiaries.